FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of financial assets measured at fair value

Financial Assets At Fair Value as of
December 31, 2020
	Level 1	Level 2	Level 3	Total

(HK$ in thousands)
Available-for-sale financial securities	—	—	—	—

	Financial Assets At Fair Value as of
	December 31, 2019
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Available-for-sale financial securities	—	93,773	—	93,773

Schedule of carrying value, fair value, and fair value hierarchy category of certain financial assets and liabilities that are not recorded at fair value

	As of December 31, 2020
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3

	(HK$ in thousands)
Financial assets, not measured at fair value
Cash and cash equivalents	1,034,668	1,034,668	1,034,668	—	—
Cash held on behalf of clients	42,487,090	42,487,090	42,487,090	—	—
Term deposits	300,000	300,000	—	300,000	—
Loans and advances	18,825,366	18,825,366	—	18,825,366	—
Receivables:
Clients	735,145	735,145	—	735,145	—
Brokers	5,780,461	5,780,461	—	5,780,461	—
Clearing organization	1,243,928	1,243,928	—	1,243,928	—
Fund management companies and fund distributors	297,622	297,622	—	297,622	—
Interest	19,876	19,876	—	19,876	—
Other financial assets	251,672	251,672	—	251,672	—
Total financial assets, not measured at fair value	70,975,828	70,975,828	43,521,758	27,454,070	—

	As of December 31, 2020
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3

	(HK$ in thousands)
Financial liabilities, not measured at fair value
Amounts due to related parties	87,169	87,169	—	87,169	—
Payables:
Clients	46,062,842	46,062,842	—	46,062,842	—
Brokers	4,533,581	4,533,581	—	4,533,581	—
Clearing organization	324,266	324,266	—	324,266	—
Fund management companies and fund distributors	127,442	127,442	—	127,442	—
Interest	5,493	5,493	—	5,493	—
Borrowings	5,482,818	5,482,818	—	5,482,818	—
Securities sold under agreements to repurchase	5,453,037	5,453,037	—	5,453,037	—
Operating lease liabilities	222,231	222,231	—	222,231	—
Other financial liabilities	96,800	96,800	—	96,800	—
Total financial liabilities, not measured at fair value	62,395,679	62,395,679	—	62,395,679	—

3.    FINANCIAL ASSETS AND FINANCIAL LIABILITIES (CONTINUED)

Financial Assets and Liabilities Not Measured at Fair Value (Continued)

	As of December 31, 2019
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3

	(HK$ in thousands)
Financial assets, not measured at fair value
Cash and cash equivalents	362,574	362,574	362,574	—	—
Cash held on behalf of clients	14,540,863	14,540,863	14,540,863	—	—
Loans and advances	4,188,689	4,188,689	—	4,188,689	—
Receivables:
Clients	247,017	247,017	—	247,017	—
Brokers	1,226,348	1,226,348	—	1,226,348	—
Clearing organization	304,080	304,080	—	304,080	—
Interest	16,892	16,892	—	16,892	—
Other financial assets	64,184	64,184	—	64,184	—
Total financial assets, not measured at fair value	20,950,647	20,950,647	14,903,437	6,047,210	—

	As of December 31, 2019
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3

	(HK$ in thousands)
Financial liabilities, not measured at fair value
Amounts due to related parties	33,628	33,628	—	33,628	—
Payables:
Clients	15,438,879	15,438,879	—	15,438,879	—
Brokers	1,484,243	1,484,243	—	1,484,243	—
Fund management companies and fund distributors	26,381	26,381	—	26,381	—
Interest	519	519	—	519	—
Borrowings	1,467,586	1,467,586	—	1,467,586	—
Securities sold under agreements to repurchase	1,590	1,590	—	1,590	—
Operating lease liabilities	172,466	172,466	—	172,466	—
Other financial liabilities	5,612	5,612	—	5,612	—
Total financial liabilities, not measured at fair value	18,630,904	18,630,904	—	18,630,904	—

Schedule of amounts of financial instruments that are not offset in the consolidated balance sheets, but could be netted against cash or financial instruments with specific counterparties under master netting agreements

	Effects of offsetting on the balance sheet			Related amounts not offset
Net
		Gross	amounts	Amounts
		amounts	presented	subject to
		set off in	in the	master	Financial
	Gross	the balance	balance	netting	instrument	Net
As of December 31, 2020	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organization	12,614,684	(11,370,756)	1,243,928	—	—	1,243,928
Financial liabilities
Amounts due to clearing organization	11,695,022	(11,370,756)	324,266	—	—	324,266

	Effects of offsetting on the balance sheet			Related amounts not offset
Net
		Gross	amounts	Amounts
		amounts	presented	subject to
		set off in	in the	master	Financial
	Gross	the balance	balance	netting	instrument	Net
As of December 31, 2019	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organization	2,925,936	(2,621,856)	304,080	—	—	304,080
Financial liabilities
Amounts due to clearing organization	2,621,856	(2,621,856)	—	—	—	—